SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	1,560,040	1,253,554
Weighted average exercise price, Outstanding at beginning of period	$ 3.64	$ 3.31
Weighted average grant date fair value per share, unvested and outstanding end of period	5 years 14 days	5 years 2 months 1 day	5 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding at beginning of period	$ 2,116	$ 5,884
Options, outstanding, granted	986,000	479,000
Weighted average exercise price, Granted	$ 3.15	$ 4.50
Options, outstanding, forfeited	(90,971)	(172,514)
Weighted average exercise price, Forfeited	$ 3.28	$ 3.57
Options, Outstanding at end of period	2,455,069	1,560,040	1,253,554
Weighted average exercise price, Outstanding at end of period	$ 3.46	$ 3.64	$ 3.31
Aggregate Intrinsic Value, Outstanding at end of period	$ 312	$ 2,116	$ 5,884
Options, Exercisable at end of period	1,163,201
Weighted average exercise price, Exercisable at end of period	$ 3.39
Weighted average remaning contractual term (years) exercisable at end of the period	3 years 6 months 25 days
Aggregate Intrinsic Value, Exercisable at end of period	$ 268
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding at beginning of period	50,000
Weighted average grant date fair value per share, unvested and outstanding end of period	6 years 3 months 18 days	6 years 5 months 8 days
Options, outstanding, granted	25,000
Options, outstanding, forfeited	(7,501)
Options, Outstanding at end of period	39,585	50,000
Weighted average grant date fair value per share, begining of period	$ 6.32
Weighted average grant date fair value per share, granted	3
Weighted average grant date fair value per share,vested	$ 7.2
Options, outstanding, vested	(27,914)
Weighted average grant date fair value per share,vested	$ 6.28
Weighted average grant date fair value per share, unvested and outstanding end of period	$ 4.08	$ 6.32